DISCONTINUED OPERATIONS - Amounts Recorded in Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ 0	$ 0	$ (131,006)
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues			18,083
Voyage expenses and commissions			(13,414)
Ship operating costs			(7,050)
Administrative expenses			(985)
Depreciation			(7,712)
Vessel impairment loss			(62,489)
Interest expense			(2,119)
Share of results from associated companies			(14,880)
Impairment loss on shares			(40,556)
Gain on non-controlling interest			192
Other financial items			(76)
Net loss from discontinued operations			(131,006)
Net loss attributable to non-controlling interest			(30,305)
Net (loss) income from discontinued operations after non-controlling interest			$ (100,701)